Tax expenses	12 Months Ended
Dec. 31, 2025
Tax expenses [Abstract]
Disclosure of tax expenses	Tax expenses

	12/31/2025	12/31/2024	12/31/2023
PIS/COFINS	(446,760)	(313,956)	(254,732)
ISSQN	(70,839)	(59,929)	(17,043)
Taxes on JCP (Interest on Equity)	(152,470)	(74,771)	(15,969)
Others	(58,665)	(28,382)	(38,840)
Total	(728,734)	(477,037)	(326,584)